INVENTORIES, NET	12 Months Ended
Dec. 31, 2015
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2015	2014
	$	$

Raw materials, parts and supplies	928	759
Finished products	2,674	855

	3,602	1,614

As of December 31, 2015 and 2014, inventory is presented net of write offs for slow inventory in the amount of approximately $151 and $121, respectively.